Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 16,627	$ 23,981
Trade receivables (net of allowances for doubtful accounts of $277 and $445 as of June 30, 2018 and December 31, 2017, respectively)	2,659	2,890
Deferred commissions	739
Prepaid expenses and other receivables	2,015	1,339
Total current assets	22,040	28,210
LONG-TERM ASSETS:
Long-term deferred commissions	1,355
Long-term restricted lease deposits	853	379
Severance pay fund	497	714
Property and equipment, net	3,626	2,787
Intangible assets, net	10,478	11,018
Goodwill	20,758	21,128
Total long-term assets	37,567	36,026
Total assets	59,607	64,236
CURRENT LIABILITIES:
Trade payables	976	1,017
Employees and payroll accruals	3,500	3,239
Accrued expenses and other liabilities	1,249	1,012
Earn-out consideration	2,933	3,588
Deferred revenues	7,948	5,032
Total current liabilities	16,606	13,888
LONG-TERM LIABILITIES:
Deferred revenues	539	524
Deferred tax liability	1,234	1,355
Accrued severance pay	572	930
Other liabilities	501	438
Total long-term liabilities	2,846	3,247
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares nominal value ILS 0.15 par value - Authorized: 75,353,340 shares at June 30, 2018 (unaudited) and December 31, 2017; Issued: 54,405,881 shares at June 30, 2018 (unaudited) and December 31, 2017; Outstanding: 53,524,247 and 53,375,854 shares at June 30, 2018 (unaudited) and December 31, 2017, respectively	2,097	2,097
Additional paid-in capital	245,176	244,609
Treasury shares at cost - 881,634 and 1,030,027 Ordinary shares at June 30, 2018 and December 31, 2017, respectively	(2,762)	(3,312)
Accumulated other comprehensive loss	(1,502)	(1,195)
Accumulated deficit	(202,854)	(195,098)
Total shareholders' equity	40,155	47,101
Total liabilities and shareholders' equity	$ 59,607	$ 64,236